CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Face Amount†/
	Shares	Value
Asset Backed Securities - 2.95%
Finance and Insurance - 1.07%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	6,095,000	5,180,750
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	941,000	936,869
		6,117,619
Transportation and Warehousing - 1.88%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	12,041,567	10,670,562
Total Asset Backed Securities (Cost $17,370,331)		16,788,181

Bank Loans - 14.97%
Accommodation and Food Services - 0.46%
Fogo De Chao, Inc.
9.276% (1 Month LIBOR + 4.250%), 04/05/2025 (b)	2,701,372	2,648,101
Construction - 0.25%
Lealand Finance (McDermott)
8.217% (1 Month Base Rate + 3.000%), 06/30/2024 (b)	1,750,984	1,400,787
Information - 5.01%
Cengage Learning, Inc.
9.880% (Base Rate + 4.750%), 07/14/2026 (b)	14,668,261	14,405,185
Lions Gate Capital Holdings LLC
7.452% (1 Month SOFR + 2.250%), 03/24/2025 (b)	6,485,000	6,472,873
Univision Communications, Inc.
7.943% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	7,619,000	7,642,124
		28,520,182
Manufacturing - 6.20%
Chobani LLC
8.717% (1 Month LIBOR + 3.500%), 10/23/2027 (b)	2,493,606	2,486,325
Diamond BC BV
8.057% (3 Month LIBOR + 2.750%), 09/29/2028 (b)	6,695,000	6,695,904
Diebold Nixdorf, Inc.
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (b)	3,372,698	3,205,260
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (b)	2,191,062	2,082,287
10.479% (1 Month SOFR + 5.350%), 11/06/2023 (b)	7,830,708	1,378,204
First Brands Group LLC
10.246% (6 Month SOFR + 5.000%), 03/30/2027 (b)	6,299,213	6,173,228
10.252% (6 Month SOFR + 5.000%), 03/30/2027 (b)	1,834,245	1,800,431
13.602% (6 Month SOFR + 8.500%), 03/24/2028 (b)	2,048,000	1,839,790
K&N Parent, Inc.
13.217% (3 Month LIBOR + 8.000%), 02/14/2027 (b)	8,073,761	8,194,868
10.467% (3 Month LIBOR + 5.250%), 08/14/2027 (b)	1,814,983	1,406,611
		35,262,908
Mining, Quarrying, and Oil and Gas Extraction - 0.98%
Quarternorth Energy Holding, Inc.
13.217% (1 Month LIBOR + 8.000%), 08/27/2026 (b)	5,568,985	5,559,713
Professional, Scientific, and Technical Services - 0.61%
Getty Images, Inc.
9.702% (3 Month LIBOR + 4.500%), 02/19/2026 (b)	3,455,801	3,460,121
Retail Trade - 1.46%
Casino Guichard-Perrachon SA
6.298% (3 Month LIBOR + 4.000%), 08/31/2025 (b)(c)(e)	EUR 6,403,000	3,742,396
The Container Store, Inc.
10.288% (3 Month LIBOR + 4.750%), 01/31/2026 (b)	4,960,098	4,588,091
		8,330,487
Total Bank Loans (Cost $94,855,896)		85,182,299

Commercial Paper - 13.12%
Information - 1.73%
Paramount Global, Inc.
5.380%, 08/04/2023 (d)	9,910,000	9,854,051
Manufacturing - 9.54%
Bayer Corp.
5.669%, 07/10/2023 (d)	8,000,000	7,988,378
Constellation Brands, Inc.
5.619%, 07/27/2023 (d)	6,806,000	6,776,792
EIDP, Inc.
6.012%, 07/11/2023 (d)	8,000,000	7,987,049
FMC Corp.
5.552%, 07/20/2023 (d)	15,336,000	15,285,698
General Motors Financial Co., Inc.
5.724%, 08/03/2023 (d)	5,324,000	5,295,284
Nutrien Ltd.
5.726%, 08/04/2023 (d)	11,000,000	10,941,662
		54,274,863
Retail Trade - 1.85%
Walgreens Boots Alliance, Inc.
6.132%, 07/13/2023 (d)	10,575,000	10,552,870
Total Commercial Paper (Cost $74,696,339)		74,681,784

Common Stocks - 0.05%
Manufacturing - 0.05%
K&N Parent, Inc. (f)	152,899	267,573
ProSomnus, Inc. (g)	19,856	46,163
Total Common Stocks (Cost $152,899)		313,736

Convertible Bonds - 6.62%
Health Care and Social Assistance - 3.23%
Oak Street Health, Inc.
0.000%, 03/15/2026	18,403,000	18,366,194
Information - 2.24%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	7,900,000	5,098,660
Leafly Holdings, Inc.
8.000%, 01/31/2025 (f)(g)	7,245,000	6,282,139
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	1,364,723
		12,745,522
Manufacturing - 1.15%
ProSomnus, Inc.
9.000%, 12/06/2025 (f)(g)	7,387,240	6,533,600
Total Convertible Bonds (Cost $43,920,059)		37,645,316

Corporate Bonds - 55.09%
Accommodation and Food Services - 1.37%
Nathan's Famous, Inc.
6.625%, 11/01/2025 (a)	961,000	959,429
Yum! Brands, Inc.
3.875%, 11/01/2023	6,900,000	6,847,035
		7,806,464
Arts, Entertainment, and Recreation - 1.06%
DEAG Deutsche Entertainment AG
8.000%, 07/12/2026 (c)(e)	EUR 5,500,000	6,016,619
Construction - 0.43%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (a)	2,434,000	2,200,592
Schletter International BV
10.236% (3 Month EURIBOR + 6.750%), 09/12/2025 (b)(c)(e)	EUR 224,000	247,605
		2,448,197
Educational Services - 0.07%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
13.538% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	437,000	420,561
Finance and Insurance - 5.21%
HMH Holding BV
12.337% (3 Month LIBOR + 7.000%), 02/10/2025 (b)(c)	1,420,000	1,458,163
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	5,744,000	5,491,157
Nordic Capital II
7.910%, 06/30/2024 (c)(h)	NOK 10,200,000	950,287
Novedo Holding AB
10.159% (3 Month STIBOR + 6.500%), 11/26/2024 (b)(c)(i)	SEK 20,000,000	1,789,464
Stockwik Forvaltning AB
11.779% (3 Month STIBOR + 8.000%), 03/20/2026 (b)(c)(i)	SEK 36,250,000	3,419,859
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	13,460,000	13,606,111
Storskogen Group AB
10.707% (3 Month STIBOR + 6.875%), 03/22/2027 (b)(c)(i)	SEK 31,250,000	2,926,423
		29,641,464
Information - 16.66%
American Greetings Corp.
8.750%, 04/15/2025 (a)	7,001,000	6,808,227
Azerion Holding BV
7.250%, 04/28/2024 (c)(e)	EUR 3,199,000	3,209,647
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	1,038,000	1,038,527
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, 02/01/2024	6,696,000	6,638,081
6.949% (3 Month LIBOR + 1.650%), 02/01/2024 (b)	2,043,000	2,051,826
Clear Channel International BV
6.625%, 08/01/2025 (a)(c)	10,961,000	10,920,781
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)(c)	7,437,000	7,230,373
Go North Group AB
13.985%, 02/09/2026 (c)	11,087,061	11,170,214
14.604% (3 Month STIBOR + 11.000%), 02/09/2026 (b)(c)(i)	SEK 12,500,000	1,176,364
Impala BondCo Plc
12.493% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(c)(i)	SEK 11,250,000	918,412
INNOVATE Corp.
8.500%, 02/01/2026 (a)	7,309,000	5,627,930
Linkem S.p.A.
9.848% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(c)(e)	EUR 12,701,000	13,947,338
Sprint LLC
7.875%, 09/15/2023	14,952,000	15,001,312
TEGNA, Inc.
4.750%, 03/15/2026 (a)	9,483,000	9,063,189
		94,802,221
Manufacturing - 16.02%
Ball Corp.
4.000%, 11/15/2023	12,068,000	11,988,351
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	1,700,000	1,661,070
Columbia Care, Inc.
9.500%, 02/03/2026 (c)	17,087,000	15,324,903
Fiven ASA
10.401% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(c)(e)	EUR 9,162,000	10,097,575
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	4,435,000	4,024,763
Georg Jensen A/S
10.323% (3 Month EURIBOR + 7.000%), 05/14/2025 (b)(c)(e)	EUR 5,900,000	6,447,791
Hillenbrand, Inc.
5.750%, 06/15/2025	3,542,000	3,511,539
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (a)(c)	20,681,000	20,128,626
LR Global Holding GmbH
10.733% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(c)(e)	EUR 5,034,000	5,328,321
Secop Group Holding GmbH
11.954% (3 Month EURIBOR + 8.400%), 12/29/2026 (b)(c)(e)	EUR 3,339,000	3,643,526
Valvoline, Inc.
4.250%, 02/15/2030 (a)	9,179,000	8,997,583
		91,154,048
Mining, Quarrying, and Oil and Gas Extraction - 8.40%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (c)	8,167,604	8,290,118
Greenfire Resources, Inc.
12.000%, 08/15/2025 (a)(c)	3,356,000	3,587,077
HighPeak Energy, Inc.
10.000%, 02/15/2024 (a)	7,593,000	7,649,948
Mime Petroleum AS
9.750%, 09/17/2026 (a)(c)	3,239,215	3,165,564
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a)	8,524,000	8,404,432
PDC Energy, Inc.
6.125%, 09/15/2024	6,288,000	6,290,479
Tacora Resources, Inc.
13.000%, 09/11/2023 (a)(c)(g)	1,386,000	1,386,000
8.250%, 05/15/2026 (a)(c)	9,717,000	7,345,707
Waldorf Energy Finance Plc
12.000%, 03/02/2026 (c)	1,800,000	1,701,000
		47,820,325
Professional, Scientific, and Technical Services - 3.69%
Aker Horizons ASA
7.070% (3 Month NIBOR + 3.250%), 08/15/2025 (b)(c)(h)	NOK 5,000,000	452,125
Desenio Group AB
9.221% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(c)(i)	SEK 1,250,000	75,316
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	7,859,222
Rebellion Operations AB
11.645% (3 Month STIBOR + 8.000%), 05/20/2025 (b)(c)(i)	SEK 32,500,000	2,860,888
Scientific Games International, Inc.
8.625%, 07/01/2025 (a)	9,549,000	9,760,492
		21,008,043
Real Estate and Rental and Leasing - 0.23%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,312,500	1,286,250
Retail Trade - 0.81%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	4,755,410	4,602,999
Transportation and Warehousing - 1.14%
Floatel International Ltd.
11.250%, 03/23/2026 (a)(c)	2,791,000	2,814,917
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	3,647,000	3,694,615
		6,509,532
Total Corporate Bonds (Cost $319,098,974)		313,516,723

Mortgage Backed Securities - 0.67%
Finance and Insurance - 0.67%
BX Commercial Mortgage Trust 2021-VOLT
2021-VOLT, 6.293% (1 Month LIBOR + 1.100%), 09/15/2036 (a)(b)	1,935,000	1,841,559
SMRT 2022-MINI
2022-MINI, 6.497% (1 Month SOFR + 1.350%), 01/18/2039 (a)(b)	2,056,000	1,987,579
Total Mortgage Backed Securities (Cost $3,835,080)		3,829,138

Special Purpose Acquisition Companies - 0.45%
Alpha Partners Technology Merger Corp. Founder Shares (f)(g)(k)	9,341	419
AxonPrime Infrastructure Acquisition Corp. Founder Shares (f)(g)(k)	5,000	135
Berenson Acquisition Corp. Founder Shares (f)(g)(k)	19,099	0
Financials Acquisition Corp. (c)(j)(k)	190,901	2,545,670
Revelstone Capital Acquisition Corp. Founder Shares (f)(g)(k)	10,125	579
Total Special Purpose Acquisition Companies (Cost $2,485,679)		2,546,803

Warrants - 0.00%
Financials Acquisition Corp. (c)(j)(k)
Expiration: 04/04/2027, Exercise Price: $11.50	95,450	3,637
Hambro Perks Acquisition Corp. (c)(j)(k)
Expiration: 01/07/2026, Exercise Price: $11.50	108,901	0
Hiro Metaverse Acquisitions I SA (c)(j)(k)
Expiration: 12/21/2026, Exercise Price: $11.50	67,581	13,303
Leafly Holdings, Inc. (k)
Expiration: 11/07/2026, Exercise Price: $11.50	36,943	1,119
ProSomnus, Inc. (g)(k)
Expiration: 04/20/2028, Exercise Price: $11.50	73,872	5,947
Tacora Resources, Inc. (f)(g)(k)
Expiration: 05/11/2025, Exercise Price: $0.01	37,828,768	0
Total Warrants (Cost $52,921)		24,006

Money Market Funds - 9.53%
First American Government Obligations Fund - Class X, 5.015% (l)	25,757,241	25,757,241
First American Treasury Obligations Fund - Class X, 5.039% (l)	28,451,810	28,451,810
Total Money Market Funds (Cost $54,209,051)		54,209,051

Total Investments (Cost $610,677,229) - 103.45%		588,737,037
Liabilities in Excess of Other Assets - (3.45)%		(19,657,054)
Total Net Assets - 100.00%		$569,079,983

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $184,602,460 or 32.44% of Fund’s net assets.
(b) Variable rate security. The rate shown represents the rate at June 30, 2023.
(c ) Foreign issued security.
(d) The rate shown is the effective yield.
(e) Principal amount denominated in Euros.
(f) Illiquid security.
(g) Security valued using unobservable inputs.
(h) Principal amount denominated in Norwegian Krone.
(i) Principal amount denominated in Swedish Krona.
(j) Holding denominated in British Pound.
(k) Non-income producing security.
(l) Seven day yield as of June 30, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2023	Currency to be Received	USD Value at June 30, 2023	Unrealized Appreciation / (Depreciation)
7/14/2023	U.S. Bank	45,061,750 EUR	$49,207,083	48,604,784 USD	$48,604,784	$(602,299)
7/14/2023	U.S. Bank	1,989,000 GBP	2,526,282	2,489,452 USD	2,489,452	(36,830)
7/14/2023	U.S. Bank	11,150,000 NOK	1,039,338	1,033,690 USD	1,033,690	(5,648)
7/14/2023	U.S. Bank	120,289,063 SEK	11,160,369	10,540,593 USD	11,139,793	(20,576)
7/14/2023	U.S. Bank	772,371 USD	772,371	708,500 EUR	773,676	1,305
7/14/2023	U.S. Bank	688,111 USD	688,111	7,500,000 SEK	695,847	7,736
			$65,393,554		$64,737,242	$(656,312)

EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
June 30, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2023:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$16,788,181	$-	$16,788,181
Bank Loans	-	85,182,299	-	85,182,299
Commercial Paper	-	74,681,784	-	74,681,784
Common Stocks	-	267,573	46,163	313,736
Convertible Bonds	-	24,829,577	12,815,739	37,645,316
Corporate Bonds	-	312,130,723	1,386,000	313,516,723
Mortgage Backed Securities	-	3,829,138	-	3,829,138
Special Purpose Acquisition Companies	2,545,670	-	1,133	2,546,803
Warrants	18,059	-	5,947	24,006
Money Market Fund	54,209,051	-	-	54,209,051
Total Assets	$56,772,780	$517,709,275	$14,254,982	$588,737,037

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(656,312)	$-	$(656,312)
Total Other Financial Instruments	$-	$(656,312)	$-	$(656,312)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2022	$-	$10,461,850	$-	$3,605	$-
Purchases	-	6,533,600	1,168,000	-	-
Sales	-	-	-	-	-
Realized gains	-	-	-	-	-
Realized losses	-	-	-	-	-
Change in unrealized appreciation (depreciation)	46,163	-	218,000	(2,472)	5,947
Transfer in/(out) of Level 3	-	(4,179,711)	-	-	-
Ending Balance - June 30, 2023	$46,163	$12,815,739	$1,386,000	$1,133	$5,947

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

CrossingBridge Low Duration High Yield Fund
Description	Fair Value June 30, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$46,163	Market comparable	Market discount	$2-$5
Convertible Bonds	6,282,139	Liquidation analysis	Market discount	$87-$93
Convertible Bonds	6,533,600	Liquidation analysis	Market discount	$88.44
Corporate Bonds	1,386,000	Liquidation analysis	Market discount	$100.00
Special Purpose Acquisition Companies*	1,133	Market comparable	Market discount	$0- $1
Warrants	5,947	Market comparable	Market discount	$0- $1

* These represent the SPAC Founder Shares held in the Fund's portfolio.